Subsequent Events - Additional Information (Detail) (USD $)	3 Months Ended				1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2008	Apr. 10, 2013 Subsequent Event	Mar. 31, 2013 Subsequent Event
Initial Public Offering [Line Items]
Number of common stock sold at public offering	1,349,936	1,349,936	1,295,026		690,000
Common stock sold at IPO, price per share					$ 10.00
Underwriter's overallotment shares					90,000
Net proceeds from initial public offering					$ 5,000,000
Underwriting discounts and commissions					637,000
Unpaid offering costs	1,300,000
Offering costs included in deferred initial public offerings	1,200,000
Aggregate number of Series A and Series B convertible preferred stock converted into common stock						1,287,325
Fair value of derivative warrants reclassified into equity					7,000,000
Value of debt converted	9,634,300				9,634,300
Conversion of debt into common stock	963,430				963,430
Debt discounts			161,000	3,191	3,500,000
Financing fees					419,000
Converted debt					$ 3,000,000